Note 5 - Loans Receivable, Net - Commercial Real Estate Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Loans receivable		$ 604,435	$ 594,856
Commercial Real Estate Portfolio Segment [Member]
Loans receivable		$ 350,195	$ 336,130
Percent of Total		100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | FLORIDA
Loans receivable		$ 6,520	$ 4,795
Percent of Total		1.90%	1.40%
Commercial Real Estate Portfolio Segment [Member] | IDAHO
Loans receivable		$ 2,980	$ 3,171
Percent of Total		0.90%	0.90%
Commercial Real Estate Portfolio Segment [Member] | ILLINOIS
Loans receivable		$ 2,513	$ 851
Percent of Total		0.70%	0.20%
Commercial Real Estate Portfolio Segment [Member] | INDIANA
Loans receivable		$ 2,691	$ 3,031
Percent of Total		0.80%	0.90%
Commercial Real Estate Portfolio Segment [Member] | IOWA
Loans receivable		$ 6,794	$ 7,563
Percent of Total		1.90%	2.30%
Commercial Real Estate Portfolio Segment [Member] | MINNESOTA
Loans receivable		$ 244,572	$ 238,397
Percent of Total		69.80%	70.90%
Commercial Real Estate Portfolio Segment [Member] | NORTH CAROLINA
Loans receivable		$ 4,624	$ 5,442
Percent of Total		1.30%	1.60%
Commercial Real Estate Portfolio Segment [Member] | OHIO
Loans receivable		$ 2,140	$ 1,566
Percent of Total		0.60%	0.50%
Commercial Real Estate Portfolio Segment [Member] | WISCONSIN
Loans receivable		$ 73,122	$ 67,196
Percent of Total		20.90%	20.00%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Loans receivable	[1]	$ 4,239	$ 4,118
Percent of Total	[1]	1.20%	1.30%

[1]	Amounts under two million dollars in both years are included in "Other states".